Fair Value Measurement - Assumptions Used for Determining Fair Values (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Five-Year Term [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 8.91
Exercise price		$ 10.00
Expected dividend yield		0.00%	0.00%
Discount rate-bond equivalent yield		1.48%	1.73%
Expected life (in years)		5 years	5 years
Expected volatility		90.00%	100.00%
Five-Year Term [Member] | Minimum [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price			$ 1.48
Exercise price			1.48
Five-Year Term [Member] | Maximum [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price			7.69
Exercise price			$ 7.69
Two-Year Term [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 8.91
Exercise price		$ 10.00
Expected dividend yield		0.00%	0.00%
Discount rate-bond equivalent yield		0.32%	0.38%
Expected life (in years)		2 years	2 years
Expected volatility		90.00%	90.00%
Two-Year Term [Member] | Minimum [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price			$ 1.48
Exercise price			1.48
Two-Year Term [Member] | Maximum [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price			7.69
Exercise price			$ 7.69
Revolving Credit Facility
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 4.74
Exercise price		$ 4.72
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		2.67%
Expected life (in years)		10 years
Expected volatility		110.00%
Options [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price		$ 8.91
Exercise price		$ 9.30
Expected dividend yield		0.00%
Discount rate-bond equivalent yield		0.07%
Expected life (in years)		1 month 13 days
Expected volatility		70.00%
Warrants [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 1.41	$ 8.91
Exercise price	$ 1.56	$ 12.50
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	1.53%	1.46%
Expected life (in years)	5 years	5 years
Expected volatility	90.00%	90.00%
Over-allotment Options [Member]
Warrant Fair Value Black Scholes Method [Line Items]
Stock price	$ 1.41
Exercise price	$ 1.25
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	0.02%
Expected life (in years)	1 month 13 days
Expected volatility	168.10%